Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General administrative expenses
Consulting	$ 39	$ 49	$ 48
General office	53	74	79
Insurance	63	46	56
Investor relations and corporate development	217	75	104
Professional fees	89	113	120
Rent	123	114	152
Salaries and benefits	823	838	645
Transfer agent and regulatory	66	38	70
Travel	29	50	91
Total general administrative expenses	(1,502)	(1,397)	(1,365)
Fair value gain on derivative liabilities	105	358	351
Foreign exchange (loss) gain	(43)	11	(33)
Gain on disposal of assets			186
Unrealized gain (loss) on marketable securities	9	(130)	(31)
Loss on settlement of convertible notes	(13)		(100)
Interest expense and other	(150)	(170)	(112)
Share-based compensation	(117)	(91)	(169)
Total other gains (losses)	(209)	(22)	92
Loss and comprehensive loss for the year	$ (1,711)	$ (1,419)	$ (1,273)
Loss per share - basic and diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding (in shares)	208,688,604	200,969,314	199,450,814